Leases (Narrative) (Details) - 12 months ended Dec. 31, 2022 ₪ in Thousands, $ in Thousands	ILS (₪) ft² Vehicles	USD ($) ft² Vehicles
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, area | ft²	3,000	3,000
Subsidiaries lease, monthly rent | $		$ 40
Number of vehicles in operating lease arrangements | Vehicles	13	13
Period of vehicles operating lease arrangements	one year	one year
Minimum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Weighted average incremental borrowing	1.00%	1.00%
Maximum [Member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Weighted average incremental borrowing	6.70%	6.70%
NIS [member]
Disclosure Of Finance Lease And Operating Lease By Lessee [Line Items]
Subsidiaries lease, monthly rent | ₪	₪ 125